Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ancora Trust
Entity Central Index Key	0001260667
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class I
Shareholder Report [Line Items]
Fund Name	ANCORA INCOME FUND
Class Name	CLASS I
Trading Symbol	AAIIX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora Income Fund – Class I -AAIIX for the period January 1, 2024 to June 30, 2024, as well as certain changes to the fund. You can find additional information about the fund at https://ancora.net/. You can also request this information by contacting us at 1-866-6-ANCORA.

Additional Information Phone Number	1-866-6-ANCORA
Additional Information Website	https://ancora.net/
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora Income Fund – Class I	$ 49	0.93%

*Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Net Assets	$ 38,039,293
Holdings Count | Holdings	91
Advisory Fees Paid, Amount	$ 91,042
Investment Company, Portfolio Turnover	16.65%
Additional Fund Statistics [Text Block]

Fund statistics

NET ASSETS:

$38,039,293

_________________________

PORTFOLIO HOLDINGS:

91

_________________________

PORTFOLIO TURNOVER:

16.65%

________________________

ADVISORY FEES PAID BY FUND:

$91,042

Largest Holdings [Text Block]

top ten holdings

1.	Federated Hermes Government Obligations Fund - Institutional Class	4.50%
2.	Apollo Global Management, Inc., 7.625%, due 09/15/2053	2.78%
3.	The Allstate Corp., 7.375%, due 07/15/2028	2.69%
4.	Fifth Third Bancorp, 8.721%, due 06/30/2024	2.23%
5.	Citizens Financial Group, Inc., 7.375%, due 07/06/2029	2.09%
6.	Citigroup, Inc., 7.625%, due 11/15/2028	2.05%
7.	Annaly Capital Management, Inc., 6.750%, due 06/30/2024	1.68%
8.	Brookfield Infrastructure Finance ULC, 7.250%, due 05/31/2084	1.64%
9.	Jackson Financial, Inc., 8.000%, due 03/30/2028	1.56%
10.	AGNC Investment Corp., 6.875%, due 04/15/2025	1.54%
	Total % of Net Assets	22.76%

Material Fund Change [Text Block]	As of May 20, 2024, the Fund changed its custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.
Class i
Shareholder Report [Line Items]
Fund Name	ANCORA/THELEN SMALL-MID CAP FUND
Class Name	CLASS I
Trading Symbol	AATIX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora/Thelen Small-Mid Cap Fund – Class I - AATIX for the period January 1, 2024 to June 30, 2024, as well as certain changes to the fund. You can find additional information about the fund at https://ancora.net/. You can also request this information by contacting us at 1-866-6-ANCORA.

Additional Information Phone Number	1-866-6-ANCORA
Additional Information Website	https://ancora.net/
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora/Thelen Small-Mid Cap Fund – Class I	$ 65	1.21%

*Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.21%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Net Assets	$ 116,677,065
Holdings Count | Holdings	88
Advisory Fees Paid, Amount	$ 562,492
Investment Company, Portfolio Turnover	37.58%
Additional Fund Statistics [Text Block]

Fund statistics

NET ASSETS:

$116,677,065

_________________________

PORTFOLIO HOLDINGS:

88

_________________________

PORTFOLIO TURNOVER:

37.58%

________________________

ADVISORY FEES PAID BY FUND:

$562,492

Largest Holdings [Text Block]

top ten holdings

1.	Federated Hermes Government Obligations Fund - Institutional Class	6.12%
2.	Crane NXT Co.	4.07%
3.	MDU Resources Group, Inc.	3.82%
4.	APi Group Corp.	2.65%
5.	IAC/InterActive Corp.	2.65%
6.	Fortune Brands Innovations, Inc.	2.64%
7.	Kyndryl Holding, Inc.	2.59%
8.	Aramark	2.42%
9.	DT Midstream, Inc.	2.38%
10.	Crane Co.	2.34%
	Total % of Net Assets	31.68%

Material Fund Change [Text Block]	As of May 20, 2024, the Fund changed its custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.
Class S
Shareholder Report [Line Items]
Fund Name	ANCORA/THELEN SMALL-MID CAP FUND
Class Name	CLASS S
Trading Symbol	AATSX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora/Thelen Small-Mid Cap Fund – Class S - AATSX for the period January 1, 2024 to June 30, 2024, as well as certain changes to the fund. You can find additional information about the fund at https://ancora.net/. You can also request this information by contacting us at 1-866-6-ANCORA.

Additional Information Phone Number	1-866-6-ANCORA
Additional Information Website	https://ancora.net/
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora/Thelen Small-Mid Cap Fund – Class S	$ 54	1.00%

*Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Net Assets	$ 55,421,493
Holdings Count | Holdings	88
Advisory Fees Paid, Amount	$ 219,235
Investment Company, Portfolio Turnover	37.58%
Additional Fund Statistics [Text Block]

Fund statistics

NET ASSETS:

$55,421,493

_________________________

PORTFOLIO HOLDINGS:

88

_________________________

PORTFOLIO TURNOVER:

37.58%

________________________

ADVISORY FEES PAID BY FUND:

$219,235

Largest Holdings [Text Block]

top ten holdings

1.	Federated Hermes Government Obligations Fund - Institutional Class	6.12%
2.	Crane NXT Co.	4.07%
3.	MDU Resources Group, Inc.	3.82%
4.	APi Group Corp.	2.65%
5.	IAC/InterActive Corp.	2.65%
6.	Fortune Brands Innovations, Inc.	2.64%
7.	Kyndryl Holding, Inc.	2.59%
8.	Aramark	2.42%
9.	DT Midstream, Inc.	2.38%
10.	Crane Co.	2.34%
	Total % of Net Assets	31.68%

Material Fund Change [Text Block]	As of May 20, 2024, the Fund changed its custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund
Class I [Default Label]
Shareholder Report [Line Items]
Fund Name	ANCORA MICROCAP FUND
Class Name	CLASS I
Trading Symbol	ANCIX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora Microcap Fund – Class I - ANCIX for the period January 1, 2024 to June 30, 2024, as well as certain changes to the fund. You can find additional information about the fund at https://ancora.net/. You can also request this information by contacting us at 1-866-6-ANCORA.

Additional Information Phone Number	1-866-6-ANCORA
Additional Information Website	https://ancora.net/
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora Microcap Fund – Class I	$ 84	1.60%

*Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.60%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Net Assets	$ 18,628,807
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 87,073
Investment Company, Portfolio Turnover	15.67%
Additional Fund Statistics [Text Block]

Fund statistics

NET ASSETS:

$18,628,807

_________________________

PORTFOLIO HOLDINGS:

53

_________________________

PORTFOLIO TURNOVER:

15.67%

________________________

ADVISORY FEES PAID BY FUND:

$87,073

Largest Holdings [Text Block]

top ten holdings

1.	Federated Hermes Government Obligations Fund - Institutional Class	8.63%
2.	Crawford & Co.	4.23%
3.	International Money Express, Inc.	3.95%
4.	Silvercrest Asset Management Group, Inc.	3.88%
5.	Vaalco Energy, Inc.	3.49%
6.	Lakeland Industries, Inc.	3.03%
7.	Genco Shipping & Trading Ltd.	2.93%
8.	Aviat Networks, Inc.	2.89%
9.	Newtek Business Services Corp.	2.72%
10.	Smith & Wesson Brands, Inc.	2.72%
	Total % of Net Assets	38.47%

Material Fund Change [Text Block]	As of May 20, 2024, the Fund changed its custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund class I
Shareholder Report [Line Items]
Fund Name	ANCORA DIVIDEND VALUE EQUITY FUND
Class Name	CLASS I
Trading Symbol	ADEIX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora Dividend Value Equity Fund – Class I - ADEIX for the period January 1, 2024 to June 30, 2024, as well as certain changes to the fund. You can find additional information about the fund at https://ancora.net/. You can also request this information by contacting us at 1-866-6-ANCORA.

Additional Information Phone Number	1-866-6-ANCORA
Additional Information Website	https://ancora.net/
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora Dividend Value Equity Fund – Class I	$ 54	1.00%

*Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Net Assets	$ 40,734,713
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 127,563
Investment Company, Portfolio Turnover	10.93%
Additional Fund Statistics [Text Block]

Fund statistics

NET ASSETS:

$40,734,713

_________________________

PORTFOLIO HOLDINGS:

30

_________________________

PORTFOLIO TURNOVER:

10.93%

________________________

ADVISORY FEES PAID BY FUND:

$127,563

Largest Holdings [Text Block]

top ten holdings

1.	Broadcom, Inc.	7.40%
2.	Microsoft Corp.	6.24%
3.	AbbVie, Inc.	5.63%
4.	JP Morgan Chase & Co.	5.50%
5.	Eaton Corporation Plc.	5.33%
6.	Apple, Inc.	5.21%
7.	UnitedHealth Group, Inc.	4.95%
8.	EOG Resources, Inc.	4.38%
9.	The Home Depot, Inc.	4.12%
10.	Chevron Corp.	4.03%
	Total % of Net Assets	52.79%

Material Fund Change [Text Block]	As of May 20, 2024, the Fund changed its custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.